STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		36 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2012	May 31, 2011	May 31, 2012
Expenses:
General and Administrative Expenses	$ 3,000	$ 1,500	$ 17,100	$ 6,310	$ 27,870
Net (loss) from Operation before Taxes	(3,000)	(1,500)	(17,100)	(6,310)	(27,870)
Provision for Income Taxes	0	0	0	0	0
Net (loss)	$ (3,000)	$ (1,500)	$ (17,100)	$ (6,310)	$ (27,870)
(Loss) per common share Basic	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted Average Number of Common Shares Outstanding	4,885,000	4,885,000	4,885,000	4,885,000